LOSS BEFORE TAXATION (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of LOSS BEFORE TAXATION [Line Items]
Cost of inventories recognized as expense~(1)~	[1]	¥ 499,355	¥ 771,438	¥ 823,856
Depreciation expense		11,500	15,371	44,583
Amortization of land use rights		108	143	369
Auditors' remuneration
Audit fees		1,628	320	2,800
Audit-related fees		0	0	0
Auditor's remuneration		1,628	320	2,800
Total employee benefit expenses		42,246	68,025	62,075
Director [Member]
Auditors' remuneration
salaries and related cost		1,418	1,200	1,039
retirement scheme contribution		16	9	9
share-based payments		0	0	0
Key Management Personnel [Member]
Auditors' remuneration
salaries and related cost		753	1,447	1,644
retirement scheme contribution		24	23	17
share-based payments		619	304	0
Research And Development Personnel [Member]
Auditors' remuneration
salaries and related cost		789	936	1,056
retirement scheme contribution		78	102	63
Other Personnel [Member]
Auditors' remuneration
salaries and related cost		33,023	55,526	52,247
retirement scheme contribution		¥ 5,526	¥ 8,478	¥ 6,000

[1]	Cost of inventories recognized as expense included staff costs of RMB27,087,000, RMB48,857,000 and RMB45,886,000, retirement scheme contribution of RMB4,135,000, RMB6,984,000 and RMB4,845,000, depreciation and amortization expense of RMB8,457,000, RMB11,203,000 and RMB37,545,000, operating lease charges of RMB13,902,000, RMB13,902,000 and RMB13,902,000, and (reversal of ) / write-down of inventories of RMB55,973,000, RMB(2,733,000) and RMB75,078,000 for the years ended December 31, 2018, 2017, and 2016, respectively, which amounts are also included in the respective total amounts disclosed separately for each of these types of expenses.